ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Interest expense on leases	$ 836	$ 16
Cash payments on lease obligations	6,484	$ 402
Short-term leases	1,150
Leases with residual value or commenced	$ 0